Significant accounting policies and basis of preparation (Policies)	12 Months Ended
Dec. 31, 2021
Significant accounting policies and basis of preparation
Statement of compliance with International Financial Reporting Standards

Statement of compliance with International Financial Reporting Standards

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”), and including interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”) as applicable to the preparation of annual financial statements.

Basis of preparation

Basis of preparation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs except for derivative liabilities which are measured at fair value. As at December 31, 2021, the Company’s functional and presentation currency is United States dollars (“USD”). The Company's functional currency for the comparative periods was Canadian dollars ("CAD"). The change in presentation currency and functional currency is discussed in Note 3.

Consolidation

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, EMV Automotive USA Inc., from the date of its incorporation on January 22, 2018, Intermeccanica International Inc. ("InterMeccanica"), from the date of its acquisition on October 18, 2017, EMV Automotive Technology (Chongqing) Inc., from the date of its incorporation on October 15, 2019, SOLO EV, LLC, from the date of its incorporation on November 22, 2019, and ElectraMeccanica USA, LLC, from the date of its incorporation on March 19, 2021. Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated on consolidation.

Significant estimates and assumptions

Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS requires the Company to make estimates and assumptions concerning the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is significant risk of material adjustments to assets and liabilities in future accounting periods include the estimated recoverable amount of goodwill, intangible assets and other long-lived assets, the useful lives of plant and equipment, fair value measurements for financial instruments and share-based payments, and the recoverability and measurement of deferred tax assets.

The COVID-19 outbreak brings significant uncertainty as to the potential impact on our operations, supply chains for parts and sales channels for our products, and on the global economy as a whole. It is currently not possible to predict how long the pandemic will last or the time that it will take for economic activity to return to prior levels. Therefore, the Company has not changed any estimates and assumptions in the preparation of the financial statements.

Significant judgments

Significant judgments

The preparation of financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant areas that require judgment from the Company in completing its consolidated financial statements include:

-	the assessment of the Company’s ability to continue operations and whether there are events or conditions that may give rise to significant uncertainty;
-	the classification of financial instruments; and
-	the vesting probability of stock options with market conditions.

Foreign currency translation

Foreign currency translation

The Company’s functional currency is USD. The functional currency of Intermeccanica is CAD, the functional currency of EMV Automotive USA Inc.and ElectraMeccanica USA, LLC is USD, and the functional currency of EMV Automotive Technology (Chongqing) Inc. is the Chinese RMB. The Company reassessed the functional currency during its first quarter of 2021 and determined that the factors now supported USD as the functional currency for the Company. The Company has applied the change in functional currency from CAD to USD effective January 1, 2021. The change in functional currency is discussed in Note 3.

Transactions in foreign currency

Each entity within the consolidated group records transactions using its functional currency, being the currency of the primary economic environment in which it operates. Foreign currency transactions are translated into the respective functional currency of each entity using the foreign currency rates prevailing at the date of the transaction. Period-end balances of monetary assets and liabilities in foreign currency are translated to the respective functional currencies using period-end foreign currency rates. Foreign currency gains and losses arising from the settlement of foreign currency transactions are recognized in profit or loss.

Foreign operations translation

On consolidation, the assets and liabilities of foreign operations that have a functional currency other than USD are translated into USD at the exchange rates in effect at the end of the reporting period. Revenues and expenses are translated at the average monthly exchange rates prevailing during the period.The resulting translation gains and losses are included as other comprehensive loss. The cumulative deferred translation gains or losses on the foreign operations are reclassified to net income, only on disposal of the foreign operations.

Segment reporting	Segment reporting The Company’s operations currently consist of two operating segments, which are its reportable segments.
Financial Instruments

Financial Instruments

The Company classifies its financial instruments in the following categories: at fair value through profit or loss (“FVTPL”); or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of financial assets is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at fair value through other comprehensive income (loss) (“ FVTOCI”). Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

The following table shows the classification of the Company’s financial assets and liabilities

Financial assets/liabilities
Cash and cash equivalents	Amortized cost
Restricted cash	Amortized cost
Receivables	Amortized cost
Trade payables and accrued liabilities	Amortized cost
Derivative liabilities	FVTPL
Lease liabilities	Amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of loss and comprehensive loss in the period in which they arise.

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the financial risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the 12 month expected credit losses. The Company will recognize in the consolidated statements of loss and comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statements of loss and comprehensive loss.

Revenue from contracts with customers

Revenue from contracts with customers

Sales of electric vehicles

Revenues from selling SOLO EVs is recognized when the Company has transferred control to the customer which generally occurs upon delivery and transfer of ownership. Revenue is measured based on consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. The total consideration in the contract is allocated to all products and services based on their stand-alone selling prices. The stand-alone selling prices are determined with reference to the selling prices of similar products or services and other reasonably available information.

Customers usually pay consideration prior to the transfer of control over the products to customers.

In addition, product sales contracts with customers include warranty clauses to guarantee that the products comply with agreed-upon specifications. The Company recognizes costs for general estimated warranties costs on SOLO EVs at the time products are sold to customers. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Provision for product warranties are utilized for expenditures based on the demand from customers. As of December 31, 2021, $nil warranty provision is recognized based on management's estimate.

Part sales

Sales of parts are recognized when the Company has transferred control to the customer which generally occurs upon shipment.

Services, repairs and support services

Services, repairs and support services are recognized in the accounting period when the services are rendered.

Sales of custom build vehicles

The Company manufactures and sells custom built vehicles typically on fixed fee arrangements with its customers. Revenue is recognized when the Company has transferred control to the customer which generally occurs upon shipment.

Government grants

Government grants

A government grant is recognized if there is reasonable assurance that it will be received and that the Company will comply with the conditions associated with the grant. If the conditions are met, the Company recognizes the grant in profit or loss on a systematic basis in line with its recognition of the expenses that the grant is intended to compensate. For grants related to income, a company can elect to either offset the grant against the related expenditure or include it in other income. Government assistance received by the Company during the period has been accounted for as government grants related to income and have been included in other income.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash and short-term investments with original maturities of less than 180 days and are presented at cost, which approximates market value.
Customer deposits

Customer deposits

Customer deposits consist primarily of advance payments from customers who order the SOLO EVs. The deposit is recognized as revenue when the Company transfers control to the customer which generally occurs upon delivery and transfer of ownership.

Construction contract liabilities

Construction contract liabilities

Construction contract liabilities consist primarily of advance payments from customers who order custom-built vehicles. The deposit is recognized as revenue when the Company has transferred control to the customer which generally occurs upon shipment.

Deferred revenue

Deferred revenue

Deferred revenue consists primarily of advance payments that may be made to the Company by its manufacturing partner in China, Chongqing Zongshen Automobile Co., Ltd. (“Zongshen”), for royalties to be derived from the sales of SOLO EVs by Zongshen in China when any such sales are made in accordance with the terms of our manufacturing agreement (the “Manufacturing Agreement”). The deferred revenue from any such royalties will be recognized in profit or loss on a periodic basis as and when the Zongshen builds and sells the permitted number of SOLO EVs in China under the Manufacturing Agreement.

Inventory

Inventory

Inventory consists of vehicles and parts held for resale or for use in fixed fee contracts and is valued at the lower of cost and net realizable value. The cost of inventories includes purchase costs and conversion costs, and is determined principally by using the weighted average method. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Trademarks and patents	Trademarks and patents The Company expenses legal fees and filing costs associated with the development of its trademarks and patents.
Plant and equipment

Plant and equipment

Plant and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced asset is derecognized. All other repairs and maintenance are charged to the consolidated statements of loss and comprehensive loss during the financial period in which they are incurred.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in the consolidated statements of loss and comprehensive loss.

Amortization is calculated on a straight-line method to write off the cost of the assets to their residual values over their estimated useful lives. The amortization rates applicable to each category of plant and equipment are as follows:

Class of plant and equipment	Amortization rate
Furniture and equipment	20%
Computer hardware	33%
Computer software	50%
Vehicles	33%
Production molds	33%
Leasehold improvements	over term of lease
Right of use assets	over term of lease

Share-based payments

Share-based payments

Share-based compensation expenses are measured at the fair value of the instruments issued and amortized over the vesting periods.  Share-based payment expenses to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amounts are recorded to the share-based payment reserve. For awards with no market-based performance measurement, the fair value of options is determined using a Black–Scholes pricing model. For awards subject to the performance against a market-based performance measure, management have used the Monte Carlo simulation model to calculate the grant date fair value. The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. The share-based payment reserve records items that are recognized as stock-based compensation expense and other share-based payments until such time that the underlying securities are exercised, at which time the corresponding amount will be transferred to share capital. If the securities expire unexercised, the amount remains in the share-based payment reserve account.

Restricted Stock Units

Restricted Stock Units

Restricted Stock Units (“RSU”s) are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current 2020 Stock Incentive Plan (the “Plan”) which was ratified by Company shareholders on July 9, 2020. RSUs are accounted for as equity-settled share based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statements of loss and comprehensive loss over the vesting period.

Loss per share

Loss per share

Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. Fully diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of fully diluted loss per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period.

Research and development expenses

Research and development expenses

Research costs are expensed when incurred and are stated net of government grants. Development costs including direct material, direct labour and contract service costs are capitalized as intangible assets when: the Company can demonstrate that the technical feasibility of the project has been established; the Company intends to complete the asset for use or sale and has the ability to do so; the asset can generate probable future economic benefits; the technical and financial resources are available to complete the development; and the Company can reliably measure the expenditure attributable to the intangible asset during its development. After initial recognition, internally generated intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. These capitalized costs are amortized on a straight-line basis over the estimated useful life. To date, the Company did not have any development costs that met the capitalization criteria.

Derivative Liabilities - Warrants

Derivative Liabilities - Warrants

The Company accounts for its warrants as either equity or liabilities based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s consolidated statements of financial position and no further adjustments to their valuation are made. Warrants classified as derivative liabilities that require separate accounting as liabilities are recorded on the Company’s consolidated statements of financial position at their fair value on the date of issuance and will be revalued on each subsequent statement of financial position date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield and risk-free interest rate. On January 1, 2021, the Company change its functional currency from CAD to USD. As a result, warrants denominated in CAD were recognized as derivative liabilities and warrants denominated in USD were recognized as equity. Refer to Note 3.

Derivative Liabilities - Deferred Stock Units

Derivative Liabilities - Deferred Stock Units

Deferred Stock Units ("DSU"s) are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its Plan. During the year ended December 31, 2021, the Company changed the settlement intention by allowing the holders of the DSUs to settle the DSUs in cash or common shares. As a result, the entire DSU balance of $152,165 was reclassified from equity to DSU liability. At inception, the Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the statements of loss and comprehensive loss in the period they are granted (immediate vesting). At each reporting date, between the grant and settlement dates of DSUs, the fair value of the liability is re-measured with any changes in fair value recognized in net income (loss) for the period.

Leases

Leases

The Company assesses at inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an indentifed asset for a period of time in exchange for consideration.

As a lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. Leases are recognized as a right-of-use asset and corresponding lease liability at the lease commencement date. The lease liability is measured at the present value of the future fixed payments and variable lease payments that depend on an index or rate over the lease term, less any lease incentives receivable, discounted using the lessee’s incremental borrowing rate, unless the implicit interest rate in the lease can be easily determined. Variable lease payments that do not depend on an index or a rate are recognized as epxneses in the period in which the event or condition that triggers the payment occurs.

Lease liabilities are subsequently measured at amortized cost using the effective interest rate method. Lease terms applied are the contractual non-cancellable periods of the lease, plus periods covered by renewal or termination options, if the Company is reasonably certain to exercise those options. Lease liabilities are remeasured (with a corresponding adjustment to the right-of-use asset) when there is a change in the lease term, a change in the future lease payments resulting from a change in an index or rate used to determine those payments or when the lease contract is modified and the lease modification is not accounted for as a separate lease.

The right-of-use assets include the initial measurement of the corresponding lease liabilities, lease payments at or before the commencement date and any initial direct costs, less any lease incentives received before the commencement date. The right-of-use assets are subsequently measured at cost and are depreciated on a straight-line basis from the date the underlying asset is available for use over the lease term.

The Company recognizes the lease payments associated with these leases as an expense on a straight line basis over the lease term.

The Company applies the shorter lease recognition exemption to its short-term leases of Kiosk locations (i.e. those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). Lease payments on short-term leases are recognized as expense on a straight-line basis over the lease term.

As a lessor

When the Company acts as an intermediate lessor, it determines at lease inception whether each lease is a finance lease or an operating lease and accounts for its interest in the head lease and the sublease separately. It assesses the lease classification of a sublease with reference to the right-of-use asset arising from the head lease, and not with reference to the underlying asset. If a head lease is a short-term lease to which the Company applies the exemption described above, then it classifies the sublease as an operating lease.

Impairment of assets

Impairment of assets

The carrying amount of the Company’s long-lived assets with finite useful lives (which include plant and equipment and intangible assets) is reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit (CGU) assets exceeds its recoverable amount. The Company has identified two CGUs including electric vehicles, which develop and manufacture electric vehicles for mass markets, and custom-built vehicles which develop and manufacture high-end custom-built vehicles. Impairment losses are recognized in the consolidated statements of loss and comprehensive loss.

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount.  Any reversal of impairment cannot increase the carrying value of the asset to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

Goodwill and other intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment at both CGU assets level and total assets level, or more frequently if indicators of impairment exist.

Income taxes

Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income. Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Tax Credits

The Company earns scientific research and experimental development activity (“SR&ED”) tax credits with respect to its research and development expenses. The benefit of these SR&ED tax credits is recorded as a reduction of research and development expenses when their recoverability is reasonably expected. The SR&ED tax credits earned while the Company was Canadian Controller Private Corporation (as defined by Canadian income tax legislation) are refundable to the Company and are recorded as a receivable, while the tax credits earned now that the Company is a public company (as defined under Canadian tax laws) can be used to reduce future Canadian income taxes payable.

Deferred income tax

Deferred income tax is recognized, using the liability method, on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset if a deferred income taxes relate to the same taxable entity and the same taxation authority.

Standards issued but not yet effective

Standards issued but not yet effective

Definition of Accounting Estimates – Amendments to IAS 8

In February 2021, the IASB issued amendments to IAS 8, in which it introduced a definition of ‘accounting estimates’. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how one is entitied to use measurement techniques and inputs to develop accounting estimates. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlies application is permitted as long as the fact is disclosed. The amendments are not expected to have a material impact on the Company.

Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosure that is more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures. The amendments to IAS 1 are applicable for annual periods beginning on or after January 1, 2023 with earlier application permitted. Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary. The Company is currently assessing the impact of the amendments to determine the impact they will have on the Company’s accounting policy disclosures.